Fair value of financial instruments - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 5,189	$ 4,553
Positive fair value movement from using reasonably possible alternatives	156
Negative fair value movement from using reasonably possible alternatives	(148)
Level 3 fair value	(1,938)	(2,347)
Positive fair value movement from using reasonably possible alternatives	85
Negative fair value movement from using reasonably possible alternatives	(92)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	5,189	4,553
Positive fair value movement from using reasonably possible alternatives	156	146
Negative fair value movement from using reasonably possible alternatives	(148)	(141)
U.S. state, municipal and agencies debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		4
Asset-backed securities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		2
Corporate debt and other debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value		7
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	149	151
Positive fair value movement from using reasonably possible alternatives	11	12
Negative fair value movement from using reasonably possible alternatives	(10)	(10)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2,266	1,874
Positive fair value movement from using reasonably possible alternatives	50	27
Negative fair value movement from using reasonably possible alternatives	(43)	(23)
Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	466	397
Positive fair value movement from using reasonably possible alternatives	48	38
Negative fair value movement from using reasonably possible alternatives	(47)	(39)
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,859	1,692
Positive fair value movement from using reasonably possible alternatives	33	60
Negative fair value movement from using reasonably possible alternatives	(37)	(62)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	11	15
Mortgage backed securities [Member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	29	28
Positive fair value movement from using reasonably possible alternatives	4	4
Negative fair value movement from using reasonably possible alternatives	(4)	(4)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	409	383
Positive fair value movement from using reasonably possible alternatives	10	5
Negative fair value movement from using reasonably possible alternatives	(7)	(3)
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(383)	(241)
Positive fair value movement from using reasonably possible alternatives	26	9
Negative fair value movement from using reasonably possible alternatives	(26)	(9)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,555)	(2,106)
Positive fair value movement from using reasonably possible alternatives	59	55
Negative fair value movement from using reasonably possible alternatives	(66)	(57)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,938)	(2,347)
Positive fair value movement from using reasonably possible alternatives	85	64
Negative fair value movement from using reasonably possible alternatives	$ (92)	$ (66)